Revenue and Expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Average employees over year	117,347	121,853	125,371
Employees at year-end	113,819	120,138	122,718
Percentage of female employees	37.97%	37.72%
Operating segments
Disclosure of operating segments [line items]
Number of employees with disabilities	1,081	955
Others
Disclosure of operating segments [line items]
Average employees over year	8,844	8,838	9,869
Employees at year-end	8,540	9,114	8,631
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Average employees over year	25,132	26,712	28,084
Employees at year-end	22,869	25,305	27,291
Number of employees with disabilities	222	217
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Average employees over year	6,940	6,732	6,776
Employees at year-end	6,861	7,188	6,687
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Average employees over year	8,034	8,366	8,653
Employees at year-end	7,955	8,203	8,535
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Average employees over year	33,147	34,068	33,991
Employees at year-end	33,905	33,499	34,125
Telefónica Hispam Norte | Operating segments
Disclosure of operating segments [line items]
Average employees over year	11,108	12,254	12,620
Employees at year-end	10,604	12,156	12,354
Telefónica Hispam Sur | Operating segments
Disclosure of operating segments [line items]
Average employees over year	24,142	24,883	25,378
Employees at year-end	23,085	24,673	25,095